Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
2022 Acquisitions
In October 2022, the Company acquired a business that provides pickling and rinsing products and services, which is part of the EMEA reportable segment, for approximately 3.5 million EUR or approximately $3.5 million. This acquisition, along with the Company’s January 2022 acquisition in the Americas reportable segment (described below), which had similar specializations and product offerings, strengthens Quaker Houghton’s position in pickling inhibitors and additives, enabling the Company to better support and optimize production processes for customers across the Metals industry. The Company allocated $2.8 million of the purchase price to intangible assets, comprised of $2.3 million of customer relationships to be amortized over 10 years; $0.2 million of existing product technologies to be amortized over 10 years; and $0.3 million of licensed trademarks to be amortized over 10 years. In addition, the Company recorded $0.8 million of goodwill related to expected value not allocated to other acquired assets.
In January 2022, the Company acquired a business that provides pickling inhibitor technologies, drawing lubricants and stamping oil, and various other lubrication, rust preventative, and cleaner applications, which is part of the Americas reportable segment for approximately $8.0 million. This business broadens the Company’s product offerings within its existing metals and metalworking business in the Americas region. The Company allocated $5.6 million of the purchase price to intangible assets, comprised of $5.1 million of customer relationships to be amortized over 14 years; and $0.5 million of existing product technologies to be amortized over 14 years. In addition, the Company recorded $1.8 million of goodwill related to expected value not allocated to other acquired assets, all of which is expected to be tax deductible in various jurisdictions in which the Company operates. During the third quarter of 2022 the Company finalized post-closing adjustments that resulted in the Company paying less than $0.1 million of additional purchase consideration. Factors contributing to the purchase price that resulted in goodwill included the acquisition of business processes and personnel that will allow Quaker Houghton to better serve its customers.
In January 2022, the Company acquired a business related to the sealing and impregnation of metal castings for the automotive sector, as well as impregnation resin and impregnation systems for metal parts in Europe for approximately 1.2 million EUR or approximately $1.4 million. This business broadens its product offerings and service capabilities within its existing impregnation business.
Other Previous Acquisitions
In November 2021, the Company acquired Baron Industries (“Baron”), a privately held company that provides vacuum impregnation services of castings, powder metals and electrical components in the United States for $11.0 million, including an initial cash payment of $7.1 million, subject to post-closing adjustments as well as certain earn-out provisions that are payable at various times from 2022 through 2025. The earn-out provisions could total a maximum of $4.5 million. In September 2022, the Company paid $2.5 million related to certain of these earnout provisions. The Company recorded an incremental earn-out expense of $0.1 million during the year ended December 31, 2022 related to these earnout provisions, recorded within the financial statement caption “Combination, integration and other acquisition-related expenses” on the Company’s Condensed Consolidated Statements of Operations. As of December 31, 2022, the Company has remaining earnout liabilities recorded on its Condensed Consolidated Balance Sheet of $1.6 million. The Company allocated $8.0 million of the purchase price to intangible assets, $1.1 million of property, plant and equipment and $1.5 million of other assets acquired net of liabilities assumed, which includes $0.3 million of cash acquired. In addition, the Company recorded $0.4 million of goodwill, none of which is expected to be tax deductible. Intangible assets comprised $7.2 million of customer relationships to be amortized over 15 years; and $0.8 million of existing product technology to be amortized over 13 years. Factors contributing to the purchase price that resulted in goodwill included the acquisition of business processes and personnel that will allow Quaker Houghton to better serve its customers. During the third quarter of 2022 the Company finalized post-closing adjustments that resulted in the Company receiving less than $0.1 million.
In November 2021, the Company acquired a business that provides hydraulic fluids, coolants, cleaners, and rust preventative oils in Türkiye for its EMEA reportable segment for 3.2 million EUR or approximately $3.7 million.
In September 2021, the Company acquired the remaining interest in Grindaix-GmbH (“Grindaix”), a Germany-based, high-tech provider of coolant control and delivery systems for its EMEA reportable segment for 2.4 million EUR or approximately $2.9 million, which is gross of approximately $0.3 million of cash acquired. Previously, in February 2021, the Company acquired a 38% ownership interest in Grindaix for 1.4 million EUR or approximately $1.7 million. The Company recorded its initial investment as an equity method investment within the Consolidated Financial Statements and accounted for the purchase of the remaining interest as a step acquisition whereby the Company remeasured the previously held equity method investment to its fair value.
In June 2021, the Company acquired certain assets for its chemical milling maskants product line in Europe for 2.3 million EUR or approximately $2.8 million.
In February 2021, the Company acquired a tin-plating solutions business for the steel end market for $25.0 million. This acquisition is part of each of the Company’s reportable segments. The Company allocated $19.6 million of the purchase price to intangible assets, comprised of $18.3 million of customer relationships, to be amortized over 19 years; $0.9 million of existing product technology to be amortized over 14 years; and $0.4 million of a licensed trademark to be amortized over 3 years. In addition, the Company recorded $5.0 million of goodwill, all of which is expected to be tax deductible in various jurisdictions in which we operate. Factors contributing to the purchase price that resulted in goodwill included the acquisition of business processes and personnel that will allow Quaker Houghton to better serve its customers.
In December 2020, the Company completed its acquisition of Coral Chemical Company (“Coral”), a privately held, U.S.-based provider of metal finishing fluid solutions. The acquisition provides technical expertise and product solutions for pre-treatment, metalworking and wastewater treatment applications to the beverage cans and general industrial end markets. The original purchase price was approximately $54.1 million, subject to routine and customary post-closing adjustments related to working capital and net indebtedness levels. Subsequent to the acquisition, the Company and the sellers of Coral (the “Sellers”) have worked to finalize certain post-closing adjustments. During the second quarter of 2022, after failing to reach resolution, the Sellers filed suit asserting certain amounts owed related to tax attributes of the acquisition. Since the second quarter of 2022, there have been no material changes to the facts and circumstances of the claim asserted by the Sellers, and the Company continues to believe the potential range of exposure for this claim is $0 to $1.5 million.
In May 2020, the Company acquired Tel Nordic ApS (“TEL”), a company that specializes in lubricants and engineering primarily in high pressure aluminum die casting for its EMEA reportable segment. Consideration paid was in the form of a convertible promissory note in the amount of 20.0 million DKK, or approximately $2.9 million, which was subsequently converted into shares of the Company’s common stock. An adjustment to the purchase price of approximately 0.4 million DKK, or less than $0.1 million, was made as a result of finalizing a post-closing settlement in the second quarter of 2020. The Company allocated approximately $2.4 million of the purchase price to intangible assets to be amortized over 17 years. In addition, the Company recorded approximately $0.5 million of goodwill, related to expected value not allocated to other acquired assets, none of which will be tax deductible.
In March 2020, the Company acquired the remaining 49% ownership interest in one of its South African affiliates, Quaker Chemical South Africa Limited (“QSA”) for 16.7 million ZAR, or approximately $1.0 million, from its joint venture partner PQ Holdings South Africa. QSA is a part of the Company’s EMEA reportable segment. As this acquisition was a change in an existing controlling ownership, the Company recorded $0.7 million of excess purchase price over the carrying value of the noncontrolling interest in Capital in excess of par value.
During the first quarter of 2020, the Company finalized its post-closing adjustments for the Norman Hay plc (“Norman Hay”) acquisition and paid approximately 2.5 million GBP to settle post-closing adjustments.
As of December 31, 2022, the allocation of the purchase price of each of the 2022 acquisitions has not been finalized and the one year measurement period has not ended for any of these acquisitions. Further adjustments may be necessary as a result of the Company’s on-going assessment of additional information related to the fair value of assets acquired and liabilities assumed. As of December 31, 2022, the allocation of the purchase price for all other previous acquisitions was finalized and the one year measurement period ended.
The results of operations of each acquisition subsequent to the respective acquisition dates are included in the Consolidated Statements of Operations. Applicable transaction expenses associated with these acquisitions are included in Combination, integration and other acquisition-related expenses in the Company’s Consolidated Statements of Operations. Certain pro forma and other information is not presented, as the operations of the acquired assets and businesses are not considered material to the overall operations of the Company for the periods presented.